Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
20.	Discontinued Operations

During the first quarter of 2013, the Company announced that it was discontinuing its correspondent clearing business. As a result, this business has been classified as discontinued operations and the results of its operations have been classified in Loss from discontinued operations, net of tax on the Consolidated Statements of Operations for all periods presented.

During the first quarter of 2013, the Company agreed to sell its institutional fixed income sales and trading business which operates in the United States and in the United Kingdom, to Stifel. The Company expects to complete the transaction during the second quarter of 2013. As a result of the Company’s decision to sell the business, it has been classified as a business held for sale on the Consolidated Statements of Financial Condition and the results of its operations have been included in Loss from discontinued operations, net of tax within the Consolidated Statements of Operations for all periods presented. The assets and liabilities related to the business have been recorded as Assets of business held for sale and Liabilities of business held for sale, respectively, on the Consolidated Statements of Financial Condition for all periods presented.

In the first quarter of 2009, Deephaven completed the sale of substantially all of its assets to Stark & Roth, Inc. (together with its affiliates, “Stark”) with Stark agreeing to assume certain limited liabilities of Deephaven. At that time, Deephaven was replaced by Stark as the investment manager, managing member and general partner for the Deephaven Funds and the Company exited the Deephaven business. As a result of this sale, Deephaven was classified as a discontinued operation for the years ended December 31, 2011 and 2010. There were no discontinued operations recorded on the Company’s Consolidated Statements of Financial Condition or Operations for the year ended December 31, 2012.

The revenues and results of operations of the Discontinued Operations are summarized as follows (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenues	$145,840	$156,446	$183,655

Expenses:
Compensation	117,921	142,381	166,004
Other Expenses	37,418	36,135	31,384
Restructuring	—	4,449	12,918
Writedown of Assets & Lease loss Accrual	114,301	1,333	325

Total Expenses	269,640	184,298	210,631

Pre-tax loss from discontinued operations	(123,800)	(27,852)	(26,976)
Income tax (expense) benefit	43,330	10,673	10,351

Loss from discontinued operations, net of tax	$(80,470)	$(17,179)	$(16,625)

Assets and liabilities related to discontinued operations which are recorded in Assets of business held for sale, respectively, on the Consolidated Statements of Financial Condition are presented in the following table (in thousands):

	DECEMBER 31,
	2012	2011
Assets:
Financial instruments owned, at fair value, including securities pledged	$138,689	$34,272
Receivable from brokers, dealers and clearing organizations	281,178	75,952
Other assets	29,642	203,566

Total assets	$449,509	$313,790

Liabilities:
Financial instruments sold, not yet purchased, at fair value	199,167	18,252
Financial instruments sold under agreements to repurchase	111,487	60,320
Accrued compensation expense	12,140	22,872
Accrued expenses and other liabilities	34,867	9,587

Total liabilities	$357,661	$111,031